Offsets	Nov. 04, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Cameco Corp
Form or Filing Type	F-10
File Number	333-283140
Initial Filing Date	Nov. 12, 2024
Fee Offset Claimed	$ 261,000.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,000,000,000.00
Termination / Withdrawal Statement	The Registrant previously paid a registration fee of $306,200 with respect to the registration statement on Form F-10 (File No. 333-283140), which was filed by the Registrant on November 12, 2024 (the "2024 Registration Statement") pertaining to the registration of an indeterminate number of securities with an aggregate initial offering price of up to $2,000,000,000 (all of which remains unsold). Such registration fee was satisfied by a contemporaneous fee payment of $236,448.50 and by $69,751.50 of unused registration fee previously paid by the Registrant with respect to its registration statement on Form F-10 (File No. 333-267625), which was filed by the Registrant on September 27, 2022 (the "2022 Registration Statement"), that was carried forward to the 2024 Registration Statement pursuant to Rule 457(p) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 457(p) under the Securities Act, $261,000 of the $306,200 registration fee associated with the unsold securities under the 2024 Registration Statement, consisting of (i) the $69,751.50 of unused registration fees from the 2022 Registration Statement that were previously carried forward to the 2024 Registration Statement and (ii) $191,248.50 of the $236,448.50 registration fee paid contemporaneously in connection with the filing of the 2024 Registration Statement, may be offset against the total filing fee due for this Registration Statement. Accordingly, as the total filing fee required for this Registration Statement is $261,000, taking into consideration the available offset of $261,000 from the 2024 Registration Statement, a registration fee of $0 is payable in connection with this Registration Statement. The Registrant has terminated or completed any offering that included the unsold securities under the 2024 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Cameco Corp
Form or Filing Type	F-10
File Number	333-283140
Filing Date	Nov. 12, 2024
Fee Paid with Fee Offset Source	$ 236,448.50
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Cameco Corp
Form or Filing Type	F-10
File Number	333-267625
Filing Date	Sep. 27, 2022
Fee Paid with Fee Offset Source	$ 69,751.50